Condensed Schedules Of Investments (The Trading Companies Of The Frontier Fund - Companies VI Through IX) (USD $)	Dec. 31, 2011		Dec. 31, 2010
Frontier Trading Company VI LLC [Member] | Total Open Trade Equity (Deficit) [Member]
Investment Owned, Value			$ 537,670
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	6.54%
Frontier Trading Company VI LLC [Member] | Long Futures Contracts [Member] | Various Base Metals Futures Contracts (U.S.) [Member]
Investment Owned, Value			13,058	[1]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%		0.16%	[1]
Frontier Trading Company VI LLC [Member] | Long Futures Contracts [Member] | Various Base Metals Futures Contracts (Europe) [Member]
Investment Owned, Value			67,497	[1]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.82%	[1]
Frontier Trading Company VI LLC [Member] | Long Futures Contracts [Member] | Aluminum Settling 1/1/2012, (Number Of Contracts: 52) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]
Frontier Trading Company VI LLC [Member] | Long Futures Contracts [Member] | Copper @ Comex Settling 5/1/2011, (Number Of Contracts: 3,001) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[1]
Frontier Trading Company VI LLC [Member] | Long Futures Contracts [Member] | Copper @ Comex Settling 7/1/2011, (Number Of Contracts: 500) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[1]
Frontier Trading Company VI LLC [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.00%	[1]
Frontier Trading Company VI LLC [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (Canada) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.00%	[1]
Frontier Trading Company VI LLC [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (Europe) [Member]
Investment Owned, Value			10,225	[1]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.12%	[1]
Frontier Trading Company VI LLC [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (Far East) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.00%	[1]
Frontier Trading Company VI LLC [Member] | Long Futures Contracts [Member] | Various Energy Futures Contracts (U.S.) [Member]
Investment Owned, Value			31,319	[1]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.38%	[1]
Frontier Trading Company VI LLC [Member] | Long Futures Contracts [Member] | Crude Oil, Light Settling 11/1/2012, (Number Of Contracts: 841) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]
Frontier Trading Company VI LLC [Member] | Long Futures Contracts [Member] | Crude Oil Light Settling 1/1/2013 ( Number Of Contracts: 841) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]
Frontier Trading Company VI LLC [Member] | Long Futures Contracts [Member] | Crude Oil, Light Settling 9/1/2013, (Number Of Contracts: 1,002) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]
Frontier Trading Company VI LLC [Member] | Long Futures Contracts [Member] | Heating Oil Settling 9/1/12 (Number Of Contracts: 393) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]
Frontier Trading Company VI LLC [Member] | Long Futures Contracts [Member] | NYM RBOB GAS Settling 4/1/2011, (Number Of Contracts: 1,612) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[1]
Frontier Trading Company VI LLC [Member] | Long Futures Contracts [Member] | NYM RBOB GAS Settling 3/1/2011, (Number Of Contracts: 1,657) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[1]
Frontier Trading Company VI LLC [Member] | Long Futures Contracts [Member] | Crude Oil, Light Settling 4/1/2011, (Number Of Contracts: 3,715) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[1]
Frontier Trading Company VI LLC [Member] | Long Futures Contracts [Member] | Crude Oil, Light Settling 5/1/2011, (Number Of Contracts: 2,000) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[1]
Frontier Trading Company VI LLC [Member] | Long Futures Contracts [Member] | Crude Oil, Light Settling 12/1/2012, (Number Of Contracts: 4,149) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[1]
Frontier Trading Company VI LLC [Member] | Long Futures Contracts [Member] | Various Energy Futures Contracts (Europe) [Member]
Investment Owned, Value			10,330	[1]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.13%	[1]
Frontier Trading Company VI LLC [Member] | Long Futures Contracts [Member] | ICE Brent Crude Oil Settling 12/1/2015, (Number Of Contracts: 1,359) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]
Frontier Trading Company VI LLC [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.00%	[1]
Frontier Trading Company VI LLC [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (Canada) [Member]
Investment Owned, Value			775	[1]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.01%	[1]
Frontier Trading Company VI LLC [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (Europe) [Member]
Investment Owned, Value			7,479	[1]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.09%	[1]
Frontier Trading Company VI LLC [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (Far East) [Member]
Investment Owned, Value			788	[1]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.01%	[1]
Frontier Trading Company VI LLC [Member] | Long Futures Contracts [Member] | Various Precious Metals Futures Contracts (U.S.) [Member]
Investment Owned, Value			53,135	[1]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.65%	[1]
Frontier Trading Company VI LLC [Member] | Long Futures Contracts [Member] | Silver @ Comex Settling 12/1/2013, (Number Of Contracts: 152) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]
Frontier Trading Company VI LLC [Member] | Long Futures Contracts [Member] | Various Precious Metals Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.00%	[1]
Frontier Trading Company VI LLC [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (U.S.) [Member]
Investment Owned, Value			94,793	[1]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	1.15%	[1]
Frontier Trading Company VI LLC [Member] | Long Futures Contracts [Member] | Corn Settling 12/1/12 (Number Of Contracts: 1,525) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]
Frontier Trading Company VI LLC [Member] | Long Futures Contracts [Member] | Coffee @ CSCE Settling 9/1/2012, (Number Of Contracts: 176) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]
Frontier Trading Company VI LLC [Member] | Long Futures Contracts [Member] | Coffee @ CSCE Settling 9/1/2011, (Number Of Contracts: 549) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[1]
Frontier Trading Company VI LLC [Member] | Long Futures Contracts [Member] | Sugar #11 Settling 5/1/2011, (Number Of Contracts: 2,735) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[1]
Frontier Trading Company VI LLC [Member] | Long Futures Contracts [Member] | Coffee @ CSCE Settling 3/1/2011, (Number Of Contracts: 31) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[1]
Frontier Trading Company VI LLC [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (Canada) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.00%	[1]
Frontier Trading Company VI LLC [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.00%	[1]
Frontier Trading Company VI LLC [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (Far East) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.00%	[1]
Frontier Trading Company VI LLC [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (U.S.) [Member]
Investment Owned, Value			8,206	[1]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.10%	[1]
Frontier Trading Company VI LLC [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (Canada) [Member]
Investment Owned, Value			7,645	[1]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.09%	[1]
Frontier Trading Company VI LLC [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (Europe) [Member]
Investment Owned, Value			(27,181)	[1]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	(0.33%)	[1]
Frontier Trading Company VI LLC [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (Far East) [Member]
Investment Owned, Value			15,909	[1]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.19%	[1]
Frontier Trading Company VI LLC [Member] | Long Futures Contracts [Member] | Total Long Futures Contracts [Member]
Investment Owned, Value			293,978	[1]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	3.57%	[1]
Frontier Trading Company VI LLC [Member] | Short Futures Contracts [Member] | Various Base Metals Futures Contracts (U.S.) [Member]
Investment Owned, Value			(3,738)
Investment Owned, % of Total Capital (Net Asset Value)	0.00%		(0.05%)
Frontier Trading Company VI LLC [Member] | Short Futures Contracts [Member] | Copper @ Comex Settling 3/1/2011, (Number Of Contracts: 3,501) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[1]
Frontier Trading Company VI LLC [Member] | Short Futures Contracts [Member] | Various Base Metals Futures Contracts (Europe) [Member]
Investment Owned, Value			(4,482)	[1]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%		(0.05%)	[1]
Frontier Trading Company VI LLC [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%		0.00%	[1]
Frontier Trading Company VI LLC [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (Canada) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.00%	[1]
Frontier Trading Company VI LLC [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.00%	[1]
Frontier Trading Company VI LLC [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (Far East) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.00%	[1]
Frontier Trading Company VI LLC [Member] | Short Futures Contracts [Member] | Various Energy Futures Contracts (U.S.) [Member]
Investment Owned, Value			(13,070)	[1]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	(0.16%)	[1]
Frontier Trading Company VI LLC [Member] | Short Futures Contracts [Member] | Crude Oil, Light Settling 12/1/2012, (Number Of Contracts: 1,505) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]
Frontier Trading Company VI LLC [Member] | Short Futures Contracts [Member] | Crude Oil, Light Settling 12/1/2013, (Number Of Contracts: 987) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]
Frontier Trading Company VI LLC [Member] | Short Futures Contracts [Member] | Heating Oil Settling 6/1/12 (Number Of Contracts: 373) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]
Frontier Trading Company VI LLC [Member] | Short Futures Contracts [Member] | Crude Oil, Light Settling 12/1/2011, (Number Of Contracts: 4,955) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[1]
Frontier Trading Company VI LLC [Member] | Short Futures Contracts [Member] | Crude Oil, Light Settling 2/1/2011, (Number Of Contracts: 7,297) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[1]
Frontier Trading Company VI LLC [Member] | Short Futures Contracts [Member] | NYM RBOB GAS Settling 2/1/2011, (Number Of Contracts: 3,239) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[1]
Frontier Trading Company VI LLC [Member] | Short Futures Contracts [Member] | Various Energy Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.00%	[1]
Frontier Trading Company VI LLC [Member] | Short Futures Contracts [Member] | ICE Brent Crude Oil Settling 12/1/2012, (Number Of Contracts: 1,660) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]
Frontier Trading Company VI LLC [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (U.S.) [Member]
Investment Owned, Value			(8,273)	[1]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	(0.10%)	[1]
Frontier Trading Company VI LLC [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (Canada) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.00%	[1]
Frontier Trading Company VI LLC [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (Europe) [Member]
Investment Owned, Value			3,532	[1]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.04%	[1]
Frontier Trading Company VI LLC [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (Far East) [Member]
Investment Owned, Value			(16,762)	[1]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	(0.20%)	[1]
Frontier Trading Company VI LLC [Member] | Short Futures Contracts [Member] | Various Precious Metals Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.00%	[1]
Frontier Trading Company VI LLC [Member] | Short Futures Contracts [Member] | Silver @ Comex Settling 12/1/2012, (Number Of Contracts: 152) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]
Frontier Trading Company VI LLC [Member] | Short Futures Contracts [Member] | Various Soft Futures Contracts (U.S.) [Member]
Investment Owned, Value			(4,980)	[1]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	(0.06%)	[1]
Frontier Trading Company VI LLC [Member] | Short Futures Contracts [Member] | Corn Settling 7/1/12 (Number Of Contracts: 1,123) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]
Frontier Trading Company VI LLC [Member] | Short Futures Contracts [Member] | Corn Settling 9/1/2012, (Number Of Contracts: 288) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]
Frontier Trading Company VI LLC [Member] | Short Futures Contracts [Member] | Coffee @ CSCE Settling 3/1/2011, (Number Of Contracts: 1,550) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[1]
Frontier Trading Company VI LLC [Member] | Short Futures Contracts [Member] | Sugar #11 Settling 3/1/2011, (Number Of Contracts: 3,482) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[1]
Frontier Trading Company VI LLC [Member] | Short Futures Contracts [Member] | Various Soft Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.00%	[1]
Frontier Trading Company VI LLC [Member] | Short Futures Contracts [Member] | Various Stock Index Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.00%	[1]
Frontier Trading Company VI LLC [Member] | Short Futures Contracts [Member] | Various Stock Index Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.00%	[1]
Frontier Trading Company VI LLC [Member] | Short Futures Contracts [Member] | Various Stock Index Futures Contracts (Far East) [Member]
Investment Owned, Value			2,019	[1]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.02%	[1]
Frontier Trading Company VI LLC [Member] | Short Futures Contracts [Member] | Total Short Futures Contracts [Member]
Investment Owned, Value			(45,754)
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	(0.56%)
Frontier Trading Company VI LLC [Member] | Options Purchased [Member]
Investment Owned, Value			(22,321)	[1]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	(0.27%)	[1]
Frontier Trading Company VI LLC [Member] | Options Written [Member]
Investment Owned, Value			(56,300)
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	(0.68%)
Frontier Trading Company VI LLC [Member] | Currency Forwards [Member]
Investment Owned, Value			368,067
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	4.48%
Frontier Trading Company VI LLC [Member] | Swaps [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%		0.00%
Frontier Trading Company VII, LLC [Member] | Total Open Trade Equity (Deficit) [Member]
Investment Owned, Value	(25,934,678)	[1]	(15,607,877)
Investment Owned, % of Total Capital (Net Asset Value)	(118.49%)	[1]	(22.91%)
Frontier Trading Company VII, LLC [Member] | Long Futures Contracts [Member] | Various Base Metals Futures Contracts (U.S.) [Member]
Investment Owned, Value	(49,183)		750,203	[1]
Investment Owned, % of Total Capital (Net Asset Value)	(0.22%)		1.10%	[1]
Frontier Trading Company VII, LLC [Member] | Long Futures Contracts [Member] | Various Base Metals Futures Contracts (Europe) [Member]
Investment Owned, Value	(206,400)	[1]	1,913,337	[1]
Investment Owned, % of Total Capital (Net Asset Value)	(0.94%)	[1]	2.80%	[1]
Frontier Trading Company VII, LLC [Member] | Long Futures Contracts [Member] | Aluminum Settling 1/1/2012, (Number Of Contracts: 52) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]
Frontier Trading Company VII, LLC [Member] | Long Futures Contracts [Member] | Copper @ Comex Settling 5/1/2011, (Number Of Contracts: 3,001) [Member]
Investment Owned, Value			43,349,975	[1]
Investment Owned, % of Total Capital (Net Asset Value)			63.55%	[1]
Frontier Trading Company VII, LLC [Member] | Long Futures Contracts [Member] | Copper @ Comex Settling 7/1/2011, (Number Of Contracts: 500) [Member]
Investment Owned, Value			4,043,750	[1]
Investment Owned, % of Total Capital (Net Asset Value)			5.93%	[1]
Frontier Trading Company VII, LLC [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (U.S.) [Member]
Investment Owned, Value	179,573	[1]	239,112	[1]
Investment Owned, % of Total Capital (Net Asset Value)	0.82%	[1]	0.35%	[1]
Frontier Trading Company VII, LLC [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (Canada) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.00%	[1]
Frontier Trading Company VII, LLC [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (Europe) [Member]
Investment Owned, Value	416,924	[1]
Investment Owned, % of Total Capital (Net Asset Value)	1.90%	[1]	0.00%	[1]
Frontier Trading Company VII, LLC [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (Far East) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.00%	[1]
Frontier Trading Company VII, LLC [Member] | Long Futures Contracts [Member] | Various Energy Futures Contracts (U.S.) [Member]
Investment Owned, Value	(215,479)	[1]	16,053,412	[1]
Investment Owned, % of Total Capital (Net Asset Value)	(0.98%)	[1]	23.53%	[1]
Frontier Trading Company VII, LLC [Member] | Long Futures Contracts [Member] | Crude Oil, Light Settling 11/1/2012, (Number Of Contracts: 841) [Member]
Investment Owned, Value	(3,555,016)	[1]
Investment Owned, % of Total Capital (Net Asset Value)	(16.24%)	[1]
Frontier Trading Company VII, LLC [Member] | Long Futures Contracts [Member] | Crude Oil Light Settling 1/1/2013 ( Number Of Contracts: 841) [Member]
Investment Owned, Value	(3,802,753)	[1]
Investment Owned, % of Total Capital (Net Asset Value)	(17.37%)	[1]
Frontier Trading Company VII, LLC [Member] | Long Futures Contracts [Member] | Crude Oil, Light Settling 9/1/2013, (Number Of Contracts: 1,002) [Member]
Investment Owned, Value	(4,371,120)	[1]
Investment Owned, % of Total Capital (Net Asset Value)	(19.97%)	[1]
Frontier Trading Company VII, LLC [Member] | Long Futures Contracts [Member] | Heating Oil Settling 9/1/12 (Number Of Contracts: 393) [Member]
Investment Owned, Value	(1,647,299)	[1]
Investment Owned, % of Total Capital (Net Asset Value)	(7.53%)	[1]
Frontier Trading Company VII, LLC [Member] | Long Futures Contracts [Member] | NYM RBOB GAS Settling 4/1/2011, (Number Of Contracts: 1,612) [Member]
Investment Owned, Value			4,453,298	[1]
Investment Owned, % of Total Capital (Net Asset Value)			6.53%	[1]
Frontier Trading Company VII, LLC [Member] | Long Futures Contracts [Member] | NYM RBOB GAS Settling 3/1/2011, (Number Of Contracts: 1,657) [Member]
Investment Owned, Value			8,054,361	[1]
Investment Owned, % of Total Capital (Net Asset Value)			11.81%	[1]
Frontier Trading Company VII, LLC [Member] | Long Futures Contracts [Member] | Crude Oil, Light Settling 4/1/2011, (Number Of Contracts: 3,715) [Member]
Investment Owned, Value			13,283,070	[1]
Investment Owned, % of Total Capital (Net Asset Value)			19.47%	[1]
Frontier Trading Company VII, LLC [Member] | Long Futures Contracts [Member] | Crude Oil, Light Settling 5/1/2011, (Number Of Contracts: 2,000) [Member]
Investment Owned, Value			5,076,440	[1]
Investment Owned, % of Total Capital (Net Asset Value)			7.44%	[1]
Frontier Trading Company VII, LLC [Member] | Long Futures Contracts [Member] | Crude Oil, Light Settling 12/1/2012, (Number Of Contracts: 4,149) [Member]
Investment Owned, Value			16,786,090	[1]
Investment Owned, % of Total Capital (Net Asset Value)			24.61%	[1]
Frontier Trading Company VII, LLC [Member] | Long Futures Contracts [Member] | Various Energy Futures Contracts (Europe) [Member]
Investment Owned, Value	(26,290)	[1]	14,148	[1]
Investment Owned, % of Total Capital (Net Asset Value)	(0.12%)	[1]	0.02%	[1]
Frontier Trading Company VII, LLC [Member] | Long Futures Contracts [Member] | ICE Brent Crude Oil Settling 12/1/2015, (Number Of Contracts: 1,359) [Member]
Investment Owned, Value	(3,069,350)	[1]
Investment Owned, % of Total Capital (Net Asset Value)	(14.02%)	[1]
Frontier Trading Company VII, LLC [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (U.S.) [Member]
Investment Owned, Value	19,602	[1]	(19,102)	[1]
Investment Owned, % of Total Capital (Net Asset Value)	0.09%	[1]	(0.03%)	[1]
Frontier Trading Company VII, LLC [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (Canada) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.00%	[1]
Frontier Trading Company VII, LLC [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.00%	[1]
Frontier Trading Company VII, LLC [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (Far East) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.00%	[1]
Frontier Trading Company VII, LLC [Member] | Long Futures Contracts [Member] | Various Precious Metals Futures Contracts (U.S.) [Member]
Investment Owned, Value	(194,462)	[1]	635,034	[1]
Investment Owned, % of Total Capital (Net Asset Value)	(0.89%)	[1]	0.93%	[1]
Frontier Trading Company VII, LLC [Member] | Long Futures Contracts [Member] | Silver @ Comex Settling 12/1/2013, (Number Of Contracts: 152) [Member]
Investment Owned, Value	(11,121,080)	[1]
Investment Owned, % of Total Capital (Net Asset Value)	(50.81%)	[1]
Frontier Trading Company VII, LLC [Member] | Long Futures Contracts [Member] | Various Precious Metals Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.00%	[1]
Frontier Trading Company VII, LLC [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (U.S.) [Member]
Investment Owned, Value	(1,017,375)	[1]	9,573,232	[1]
Investment Owned, % of Total Capital (Net Asset Value)	(4.65%)	[1]	14.03%	[1]
Frontier Trading Company VII, LLC [Member] | Long Futures Contracts [Member] | Corn Settling 12/1/12 (Number Of Contracts: 1,525) [Member]
Investment Owned, Value	(4,790,794)	[1]
Investment Owned, % of Total Capital (Net Asset Value)	(21.89%)	[1]
Frontier Trading Company VII, LLC [Member] | Long Futures Contracts [Member] | Coffee @ CSCE Settling 9/1/2012, (Number Of Contracts: 176) [Member]
Investment Owned, Value	(2,559,548)	[1]
Investment Owned, % of Total Capital (Net Asset Value)	(11.69%)	[1]
Frontier Trading Company VII, LLC [Member] | Long Futures Contracts [Member] | Coffee @ CSCE Settling 9/1/2011, (Number Of Contracts: 549) [Member]
Investment Owned, Value			3,813,713	[1]
Investment Owned, % of Total Capital (Net Asset Value)			5.59%	[1]
Frontier Trading Company VII, LLC [Member] | Long Futures Contracts [Member] | Sugar #11 Settling 5/1/2011, (Number Of Contracts: 2,735) [Member]
Investment Owned, Value			11,302,637	[1]
Investment Owned, % of Total Capital (Net Asset Value)			16.57%	[1]
Frontier Trading Company VII, LLC [Member] | Long Futures Contracts [Member] | Coffee @ CSCE Settling 3/1/2011, (Number Of Contracts: 31) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[1]
Frontier Trading Company VII, LLC [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (Canada) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.00%	[1]
Frontier Trading Company VII, LLC [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.00%	[1]
Frontier Trading Company VII, LLC [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (Far East) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.00%	[1]
Frontier Trading Company VII, LLC [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (U.S.) [Member]
Investment Owned, Value	111,130	[1]	55,237	[1]
Investment Owned, % of Total Capital (Net Asset Value)	0.51%	[1]	0.08%	[1]
Frontier Trading Company VII, LLC [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (Canada) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.00%	[1]
Frontier Trading Company VII, LLC [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (Europe) [Member]
Investment Owned, Value	(4,721)	[1]	27,570	[1]
Investment Owned, % of Total Capital (Net Asset Value)	(0.02%)	[1]	0.04%	[1]
Frontier Trading Company VII, LLC [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (Far East) [Member]
Investment Owned, Value			(6,200)	[1]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	(0.01%)	[1]
Frontier Trading Company VII, LLC [Member] | Long Futures Contracts [Member] | Total Long Futures Contracts [Member]
Investment Owned, Value	(35,903,641)	[1]	139,399,317	[1]
Investment Owned, % of Total Capital (Net Asset Value)	(164.04%)	[1]	204.34%	[1]
Frontier Trading Company VII, LLC [Member] | Short Futures Contracts [Member] | Various Base Metals Futures Contracts (U.S.) [Member]
Investment Owned, Value	13,843		(608,120)
Investment Owned, % of Total Capital (Net Asset Value)	0.06%		(0.89%)
Frontier Trading Company VII, LLC [Member] | Short Futures Contracts [Member] | Copper @ Comex Settling 3/1/2011, (Number Of Contracts: 3,501) [Member]
Investment Owned, Value			(45,828,675)	[1]
Investment Owned, % of Total Capital (Net Asset Value)			(67.18%)	[1]
Frontier Trading Company VII, LLC [Member] | Short Futures Contracts [Member] | Various Base Metals Futures Contracts (Europe) [Member]
Investment Owned, Value	290,936		(1,930,122)	[1]
Investment Owned, % of Total Capital (Net Asset Value)	1.33%		(2.83%)	[1]
Frontier Trading Company VII, LLC [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (U.S.) [Member]
Investment Owned, Value	(3,375)		(6,750)	[1]
Investment Owned, % of Total Capital (Net Asset Value)	(0.02%)		(0.01%)	[1]
Frontier Trading Company VII, LLC [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (Canada) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.00%	[1]
Frontier Trading Company VII, LLC [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (Europe) [Member]
Investment Owned, Value	(918,634)	[1]	(6,675)	[1]
Investment Owned, % of Total Capital (Net Asset Value)	(4.20%)	[1]	(0.01%)	[1]
Frontier Trading Company VII, LLC [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (Far East) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.00%	[1]
Frontier Trading Company VII, LLC [Member] | Short Futures Contracts [Member] | Various Energy Futures Contracts (U.S.) [Member]
Investment Owned, Value	1,940,210	[1]	(7,196,572)	[1]
Investment Owned, % of Total Capital (Net Asset Value)	8.86%	[1]	(10.55%)	[1]
Frontier Trading Company VII, LLC [Member] | Short Futures Contracts [Member] | Crude Oil, Light Settling 12/1/2012, (Number Of Contracts: 1,505) [Member]
Investment Owned, Value	(1,842,322)	[1]
Investment Owned, % of Total Capital (Net Asset Value)	(8.42%)	[1]
Frontier Trading Company VII, LLC [Member] | Short Futures Contracts [Member] | Crude Oil, Light Settling 12/1/2013, (Number Of Contracts: 987) [Member]
Investment Owned, Value	(1,910,259)	[1]
Investment Owned, % of Total Capital (Net Asset Value)	(8.73%)	[1]
Frontier Trading Company VII, LLC [Member] | Short Futures Contracts [Member] | Heating Oil Settling 6/1/12 (Number Of Contracts: 373) [Member]
Investment Owned, Value	1,591,666	[1]
Investment Owned, % of Total Capital (Net Asset Value)	7.27%	[1]
Frontier Trading Company VII, LLC [Member] | Short Futures Contracts [Member] | Crude Oil, Light Settling 12/1/2011, (Number Of Contracts: 4,955) [Member]
Investment Owned, Value			(28,698,600)	[1]
Investment Owned, % of Total Capital (Net Asset Value)			(42.07%)	[1]
Frontier Trading Company VII, LLC [Member] | Short Futures Contracts [Member] | Crude Oil, Light Settling 2/1/2011, (Number Of Contracts: 7,297) [Member]
Investment Owned, Value			(17,244,770)	[1]
Investment Owned, % of Total Capital (Net Asset Value)			(25.28%)	[1]
Frontier Trading Company VII, LLC [Member] | Short Futures Contracts [Member] | NYM RBOB GAS Settling 2/1/2011, (Number Of Contracts: 3,239) [Member]
Investment Owned, Value			(16,575,010)	[1]
Investment Owned, % of Total Capital (Net Asset Value)			(24.30%)	[1]
Frontier Trading Company VII, LLC [Member] | Short Futures Contracts [Member] | Various Energy Futures Contracts (Europe) [Member]
Investment Owned, Value	573,850	[1]
Investment Owned, % of Total Capital (Net Asset Value)	2.62%	[1]	0.00%	[1]
Frontier Trading Company VII, LLC [Member] | Short Futures Contracts [Member] | ICE Brent Crude Oil Settling 12/1/2012, (Number Of Contracts: 1,660) [Member]
Investment Owned, Value	2,835,790	[1]
Investment Owned, % of Total Capital (Net Asset Value)	12.96%	[1]
Frontier Trading Company VII, LLC [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (U.S.) [Member]
Investment Owned, Value			97,843	[1]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.14%	[1]
Frontier Trading Company VII, LLC [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (Canada) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.00%	[1]
Frontier Trading Company VII, LLC [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.00%	[1]
Frontier Trading Company VII, LLC [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (Far East) [Member]
Investment Owned, Value	(75,712)	[1]
Investment Owned, % of Total Capital (Net Asset Value)	(0.35%)	[1]	0.00%	[1]
Frontier Trading Company VII, LLC [Member] | Short Futures Contracts [Member] | Various Precious Metals Futures Contracts (U.S.) [Member]
Investment Owned, Value	82,675	[1]
Investment Owned, % of Total Capital (Net Asset Value)	0.38%	[1]	0.00%	[1]
Frontier Trading Company VII, LLC [Member] | Short Futures Contracts [Member] | Silver @ Comex Settling 12/1/2012, (Number Of Contracts: 152) [Member]
Investment Owned, Value	2,879,242	[1]
Investment Owned, % of Total Capital (Net Asset Value)	13.15%	[1]
Frontier Trading Company VII, LLC [Member] | Short Futures Contracts [Member] | Various Soft Futures Contracts (U.S.) [Member]
Investment Owned, Value	273,782	[1]	(4,401,168)	[1]
Investment Owned, % of Total Capital (Net Asset Value)	1.25%	[1]	(6.45%)	[1]
Frontier Trading Company VII, LLC [Member] | Short Futures Contracts [Member] | Corn Settling 7/1/12 (Number Of Contracts: 1,123) [Member]
Investment Owned, Value	2,867,576	[1]
Investment Owned, % of Total Capital (Net Asset Value)	13.10%	[1]
Frontier Trading Company VII, LLC [Member] | Short Futures Contracts [Member] | Corn Settling 9/1/2012, (Number Of Contracts: 288) [Member]
Investment Owned, Value	1,370,557	[1]
Investment Owned, % of Total Capital (Net Asset Value)	6.26%	[1]
Frontier Trading Company VII, LLC [Member] | Short Futures Contracts [Member] | Coffee @ CSCE Settling 3/1/2011, (Number Of Contracts: 1,550) [Member]
Investment Owned, Value			(13,679,100)	[1]
Investment Owned, % of Total Capital (Net Asset Value)			(20.05%)	[1]
Frontier Trading Company VII, LLC [Member] | Short Futures Contracts [Member] | Sugar #11 Settling 3/1/2011, (Number Of Contracts: 3,482) [Member]
Investment Owned, Value			(20,198,035)	[1]
Investment Owned, % of Total Capital (Net Asset Value)			(29.61%)	[1]
Frontier Trading Company VII, LLC [Member] | Short Futures Contracts [Member] | Various Soft Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.00%	[1]
Frontier Trading Company VII, LLC [Member] | Short Futures Contracts [Member] | Various Stock Index Futures Contracts (U.S.) [Member]
Investment Owned, Value	(863)	[1]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.00%	[1]
Frontier Trading Company VII, LLC [Member] | Short Futures Contracts [Member] | Various Stock Index Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.00%	[1]
Frontier Trading Company VII, LLC [Member] | Short Futures Contracts [Member] | Various Stock Index Futures Contracts (Far East) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.00%	[1]
Frontier Trading Company VII, LLC [Member] | Short Futures Contracts [Member] | Total Short Futures Contracts [Member]
Investment Owned, Value	9,968,962	[1]	(156,275,754)
Investment Owned, % of Total Capital (Net Asset Value)	45.55%	[1]	(229.09%)
Frontier Trading Company VII, LLC [Member] | Options Purchased [Member]
Investment Owned, Value			1,930,952	[1]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	2.83%	[1]
Frontier Trading Company VII, LLC [Member] | Options Written [Member]
Investment Owned, Value			(662,392)
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	(0.99%)
Frontier Trading Company VII, LLC [Member] | Currency Forwards [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.00%
Frontier Trading Company VII, LLC [Member] | Swaps [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%		0.00%
Frontier Trading Company VIII, LLC [Member] | Total Open Trade Equity (Deficit) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.00%
Frontier Trading Company VIII, LLC [Member] | Long Futures Contracts [Member] | Various Base Metals Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%		0.00%	[1]
Frontier Trading Company VIII, LLC [Member] | Long Futures Contracts [Member] | Various Base Metals Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.00%	[1]
Frontier Trading Company VIII, LLC [Member] | Long Futures Contracts [Member] | Aluminum Settling 1/1/2012, (Number Of Contracts: 52) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]
Frontier Trading Company VIII, LLC [Member] | Long Futures Contracts [Member] | Copper @ Comex Settling 5/1/2011, (Number Of Contracts: 3,001) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[1]
Frontier Trading Company VIII, LLC [Member] | Long Futures Contracts [Member] | Copper @ Comex Settling 7/1/2011, (Number Of Contracts: 500) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[1]
Frontier Trading Company VIII, LLC [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.00%	[1]
Frontier Trading Company VIII, LLC [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (Canada) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.00%	[1]
Frontier Trading Company VIII, LLC [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.00%	[1]
Frontier Trading Company VIII, LLC [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (Far East) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.00%	[1]
Frontier Trading Company VIII, LLC [Member] | Long Futures Contracts [Member] | Various Energy Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.00%	[1]
Frontier Trading Company VIII, LLC [Member] | Long Futures Contracts [Member] | Crude Oil, Light Settling 11/1/2012, (Number Of Contracts: 841) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]
Frontier Trading Company VIII, LLC [Member] | Long Futures Contracts [Member] | Crude Oil Light Settling 1/1/2013 ( Number Of Contracts: 841) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]
Frontier Trading Company VIII, LLC [Member] | Long Futures Contracts [Member] | Crude Oil, Light Settling 9/1/2013, (Number Of Contracts: 1,002) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]
Frontier Trading Company VIII, LLC [Member] | Long Futures Contracts [Member] | Heating Oil Settling 9/1/12 (Number Of Contracts: 393) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]
Frontier Trading Company VIII, LLC [Member] | Long Futures Contracts [Member] | NYM RBOB GAS Settling 4/1/2011, (Number Of Contracts: 1,612) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[1]
Frontier Trading Company VIII, LLC [Member] | Long Futures Contracts [Member] | NYM RBOB GAS Settling 3/1/2011, (Number Of Contracts: 1,657) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[1]
Frontier Trading Company VIII, LLC [Member] | Long Futures Contracts [Member] | Crude Oil, Light Settling 4/1/2011, (Number Of Contracts: 3,715) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[1]
Frontier Trading Company VIII, LLC [Member] | Long Futures Contracts [Member] | Crude Oil, Light Settling 5/1/2011, (Number Of Contracts: 2,000) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[1]
Frontier Trading Company VIII, LLC [Member] | Long Futures Contracts [Member] | Crude Oil, Light Settling 12/1/2012, (Number Of Contracts: 4,149) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[1]
Frontier Trading Company VIII, LLC [Member] | Long Futures Contracts [Member] | Various Energy Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.00%	[1]
Frontier Trading Company VIII, LLC [Member] | Long Futures Contracts [Member] | ICE Brent Crude Oil Settling 12/1/2015, (Number Of Contracts: 1,359) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]
Frontier Trading Company VIII, LLC [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.00%	[1]
Frontier Trading Company VIII, LLC [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (Canada) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.00%	[1]
Frontier Trading Company VIII, LLC [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.00%	[1]
Frontier Trading Company VIII, LLC [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (Far East) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.00%	[1]
Frontier Trading Company VIII, LLC [Member] | Long Futures Contracts [Member] | Various Precious Metals Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.00%	[1]
Frontier Trading Company VIII, LLC [Member] | Long Futures Contracts [Member] | Silver @ Comex Settling 12/1/2013, (Number Of Contracts: 152) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]
Frontier Trading Company VIII, LLC [Member] | Long Futures Contracts [Member] | Various Precious Metals Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.00%	[1]
Frontier Trading Company VIII, LLC [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.00%	[1]
Frontier Trading Company VIII, LLC [Member] | Long Futures Contracts [Member] | Corn Settling 12/1/12 (Number Of Contracts: 1,525) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]
Frontier Trading Company VIII, LLC [Member] | Long Futures Contracts [Member] | Coffee @ CSCE Settling 9/1/2012, (Number Of Contracts: 176) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]
Frontier Trading Company VIII, LLC [Member] | Long Futures Contracts [Member] | Coffee @ CSCE Settling 9/1/2011, (Number Of Contracts: 549) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[1]
Frontier Trading Company VIII, LLC [Member] | Long Futures Contracts [Member] | Sugar #11 Settling 5/1/2011, (Number Of Contracts: 2,735) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[1]
Frontier Trading Company VIII, LLC [Member] | Long Futures Contracts [Member] | Coffee @ CSCE Settling 3/1/2011, (Number Of Contracts: 31) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[1]
Frontier Trading Company VIII, LLC [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (Canada) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.00%	[1]
Frontier Trading Company VIII, LLC [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.00%	[1]
Frontier Trading Company VIII, LLC [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (Far East) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.00%	[1]
Frontier Trading Company VIII, LLC [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.00%	[1]
Frontier Trading Company VIII, LLC [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (Canada) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.00%	[1]
Frontier Trading Company VIII, LLC [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.00%	[1]
Frontier Trading Company VIII, LLC [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (Far East) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.00%	[1]
Frontier Trading Company VIII, LLC [Member] | Long Futures Contracts [Member] | Total Long Futures Contracts [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.00%	[1]
Frontier Trading Company VIII, LLC [Member] | Short Futures Contracts [Member] | Various Base Metals Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%		0.00%
Frontier Trading Company VIII, LLC [Member] | Short Futures Contracts [Member] | Copper @ Comex Settling 3/1/2011, (Number Of Contracts: 3,501) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[1]
Frontier Trading Company VIII, LLC [Member] | Short Futures Contracts [Member] | Various Base Metals Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%		0.00%	[1]
Frontier Trading Company VIII, LLC [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%		0.00%	[1]
Frontier Trading Company VIII, LLC [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (Canada) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.00%	[1]
Frontier Trading Company VIII, LLC [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.00%	[1]
Frontier Trading Company VIII, LLC [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (Far East) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.00%	[1]
Frontier Trading Company VIII, LLC [Member] | Short Futures Contracts [Member] | Various Energy Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.00%	[1]
Frontier Trading Company VIII, LLC [Member] | Short Futures Contracts [Member] | Crude Oil, Light Settling 12/1/2012, (Number Of Contracts: 1,505) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]
Frontier Trading Company VIII, LLC [Member] | Short Futures Contracts [Member] | Crude Oil, Light Settling 12/1/2013, (Number Of Contracts: 987) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]
Frontier Trading Company VIII, LLC [Member] | Short Futures Contracts [Member] | Heating Oil Settling 6/1/12 (Number Of Contracts: 373) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]
Frontier Trading Company VIII, LLC [Member] | Short Futures Contracts [Member] | Crude Oil, Light Settling 12/1/2011, (Number Of Contracts: 4,955) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[1]
Frontier Trading Company VIII, LLC [Member] | Short Futures Contracts [Member] | Crude Oil, Light Settling 2/1/2011, (Number Of Contracts: 7,297) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[1]
Frontier Trading Company VIII, LLC [Member] | Short Futures Contracts [Member] | NYM RBOB GAS Settling 2/1/2011, (Number Of Contracts: 3,239) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[1]
Frontier Trading Company VIII, LLC [Member] | Short Futures Contracts [Member] | Various Energy Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.00%	[1]
Frontier Trading Company VIII, LLC [Member] | Short Futures Contracts [Member] | ICE Brent Crude Oil Settling 12/1/2012, (Number Of Contracts: 1,660) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]
Frontier Trading Company VIII, LLC [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.00%	[1]
Frontier Trading Company VIII, LLC [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (Canada) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.00%	[1]
Frontier Trading Company VIII, LLC [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.00%	[1]
Frontier Trading Company VIII, LLC [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (Far East) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.00%	[1]
Frontier Trading Company VIII, LLC [Member] | Short Futures Contracts [Member] | Various Precious Metals Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.00%	[1]
Frontier Trading Company VIII, LLC [Member] | Short Futures Contracts [Member] | Silver @ Comex Settling 12/1/2012, (Number Of Contracts: 152) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]
Frontier Trading Company VIII, LLC [Member] | Short Futures Contracts [Member] | Various Soft Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.00%	[1]
Frontier Trading Company VIII, LLC [Member] | Short Futures Contracts [Member] | Corn Settling 7/1/12 (Number Of Contracts: 1,123) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]
Frontier Trading Company VIII, LLC [Member] | Short Futures Contracts [Member] | Corn Settling 9/1/2012, (Number Of Contracts: 288) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]
Frontier Trading Company VIII, LLC [Member] | Short Futures Contracts [Member] | Coffee @ CSCE Settling 3/1/2011, (Number Of Contracts: 1,550) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[1]
Frontier Trading Company VIII, LLC [Member] | Short Futures Contracts [Member] | Sugar #11 Settling 3/1/2011, (Number Of Contracts: 3,482) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[1]
Frontier Trading Company VIII, LLC [Member] | Short Futures Contracts [Member] | Various Soft Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.00%	[1]
Frontier Trading Company VIII, LLC [Member] | Short Futures Contracts [Member] | Various Stock Index Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.00%	[1]
Frontier Trading Company VIII, LLC [Member] | Short Futures Contracts [Member] | Various Stock Index Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.00%	[1]
Frontier Trading Company VIII, LLC [Member] | Short Futures Contracts [Member] | Various Stock Index Futures Contracts (Far East) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.00%	[1]
Frontier Trading Company VIII, LLC [Member] | Short Futures Contracts [Member] | Total Short Futures Contracts [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.00%
Frontier Trading Company VIII, LLC [Member] | Options Purchased [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.00%	[1]
Frontier Trading Company VIII, LLC [Member] | Options Written [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.00%
Frontier Trading Company VIII, LLC [Member] | Currency Forwards [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.00%
Frontier Trading Company VIII, LLC [Member] | Swaps [Member]
Investment Owned, Value			790,795
Investment Owned, % of Total Capital (Net Asset Value)	0.00%		100.00%
Frontier Trading Company IX, LLC [Member] | Total Open Trade Equity (Deficit) [Member]
Investment Owned, Value	444,769	[1]	1,531,050
Investment Owned, % of Total Capital (Net Asset Value)	8.53%	[1]	32.97%
Frontier Trading Company IX, LLC [Member] | Long Futures Contracts [Member] | Various Base Metals Futures Contracts (U.S.) [Member]
Investment Owned, Value	(78,818)		404,374	[1]
Investment Owned, % of Total Capital (Net Asset Value)	(1.51%)		6.89%	[1]
Frontier Trading Company IX, LLC [Member] | Long Futures Contracts [Member] | Various Base Metals Futures Contracts (Europe) [Member]
Investment Owned, Value	(88,198)	[1]	316,784	[1]
Investment Owned, % of Total Capital (Net Asset Value)	(1.69%)	[1]	5.40%	[1]
Frontier Trading Company IX, LLC [Member] | Long Futures Contracts [Member] | Aluminum Settling 1/1/2012, (Number Of Contracts: 52) [Member]
Investment Owned, Value	(271,164)	[1]
Investment Owned, % of Total Capital (Net Asset Value)	(5.20%)	[1]
Frontier Trading Company IX, LLC [Member] | Long Futures Contracts [Member] | Copper @ Comex Settling 5/1/2011, (Number Of Contracts: 3,001) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[1]
Frontier Trading Company IX, LLC [Member] | Long Futures Contracts [Member] | Copper @ Comex Settling 7/1/2011, (Number Of Contracts: 500) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[1]
Frontier Trading Company IX, LLC [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.00%	[1]
Frontier Trading Company IX, LLC [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (Canada) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.00%	[1]
Frontier Trading Company IX, LLC [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (Europe) [Member]
Investment Owned, Value			(3,675)	[1]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	(0.06%)	[1]
Frontier Trading Company IX, LLC [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (Far East) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.00%	[1]
Frontier Trading Company IX, LLC [Member] | Long Futures Contracts [Member] | Various Energy Futures Contracts (U.S.) [Member]
Investment Owned, Value	(21,396)	[1]	104,356	[1]
Investment Owned, % of Total Capital (Net Asset Value)	(0.41%)	[1]	1.78%	[1]
Frontier Trading Company IX, LLC [Member] | Long Futures Contracts [Member] | Crude Oil, Light Settling 11/1/2012, (Number Of Contracts: 841) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]
Frontier Trading Company IX, LLC [Member] | Long Futures Contracts [Member] | Crude Oil Light Settling 1/1/2013 ( Number Of Contracts: 841) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]
Frontier Trading Company IX, LLC [Member] | Long Futures Contracts [Member] | Crude Oil, Light Settling 9/1/2013, (Number Of Contracts: 1,002) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]
Frontier Trading Company IX, LLC [Member] | Long Futures Contracts [Member] | Heating Oil Settling 9/1/12 (Number Of Contracts: 393) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]
Frontier Trading Company IX, LLC [Member] | Long Futures Contracts [Member] | NYM RBOB GAS Settling 4/1/2011, (Number Of Contracts: 1,612) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[1]
Frontier Trading Company IX, LLC [Member] | Long Futures Contracts [Member] | NYM RBOB GAS Settling 3/1/2011, (Number Of Contracts: 1,657) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[1]
Frontier Trading Company IX, LLC [Member] | Long Futures Contracts [Member] | Crude Oil, Light Settling 4/1/2011, (Number Of Contracts: 3,715) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[1]
Frontier Trading Company IX, LLC [Member] | Long Futures Contracts [Member] | Crude Oil, Light Settling 5/1/2011, (Number Of Contracts: 2,000) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[1]
Frontier Trading Company IX, LLC [Member] | Long Futures Contracts [Member] | Crude Oil, Light Settling 12/1/2012, (Number Of Contracts: 4,149) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[1]
Frontier Trading Company IX, LLC [Member] | Long Futures Contracts [Member] | Various Energy Futures Contracts (Europe) [Member]
Investment Owned, Value	1,950	[1]	50,320	[1]
Investment Owned, % of Total Capital (Net Asset Value)	0.04%	[1]	0.86%	[1]
Frontier Trading Company IX, LLC [Member] | Long Futures Contracts [Member] | ICE Brent Crude Oil Settling 12/1/2015, (Number Of Contracts: 1,359) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]
Frontier Trading Company IX, LLC [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (U.S.) [Member]
Investment Owned, Value	51,996	[1]
Investment Owned, % of Total Capital (Net Asset Value)	1.00%	[1]	0.00%	[1]
Frontier Trading Company IX, LLC [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (Canada) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.00%	[1]
Frontier Trading Company IX, LLC [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (Europe) [Member]
Investment Owned, Value	287,405	[1]	16,887	[1]
Investment Owned, % of Total Capital (Net Asset Value)	5.51%	[1]	0.29%	[1]
Frontier Trading Company IX, LLC [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (Far East) [Member]
Investment Owned, Value	(21,720)	[1]	12,220	[1]
Investment Owned, % of Total Capital (Net Asset Value)	(0.42%)	[1]	0.21%	[1]
Frontier Trading Company IX, LLC [Member] | Long Futures Contracts [Member] | Various Precious Metals Futures Contracts (U.S.) [Member]
Investment Owned, Value			53,860	[1]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.92%	[1]
Frontier Trading Company IX, LLC [Member] | Long Futures Contracts [Member] | Silver @ Comex Settling 12/1/2013, (Number Of Contracts: 152) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]
Frontier Trading Company IX, LLC [Member] | Long Futures Contracts [Member] | Various Precious Metals Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.00%	[1]
Frontier Trading Company IX, LLC [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (U.S.) [Member]
Investment Owned, Value			463,755	[1]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	7.90%	[1]
Frontier Trading Company IX, LLC [Member] | Long Futures Contracts [Member] | Corn Settling 12/1/12 (Number Of Contracts: 1,525) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]
Frontier Trading Company IX, LLC [Member] | Long Futures Contracts [Member] | Coffee @ CSCE Settling 9/1/2012, (Number Of Contracts: 176) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]
Frontier Trading Company IX, LLC [Member] | Long Futures Contracts [Member] | Coffee @ CSCE Settling 9/1/2011, (Number Of Contracts: 549) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[1]
Frontier Trading Company IX, LLC [Member] | Long Futures Contracts [Member] | Sugar #11 Settling 5/1/2011, (Number Of Contracts: 2,735) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[1]
Frontier Trading Company IX, LLC [Member] | Long Futures Contracts [Member] | Coffee @ CSCE Settling 3/1/2011, (Number Of Contracts: 31) [Member]
Investment Owned, Value			402,806	[1]
Investment Owned, % of Total Capital (Net Asset Value)			6.86%	[1]
Frontier Trading Company IX, LLC [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (Canada) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.00%	[1]
Frontier Trading Company IX, LLC [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.00%	[1]
Frontier Trading Company IX, LLC [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (Far East) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.00%	[1]
Frontier Trading Company IX, LLC [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (U.S.) [Member]
Investment Owned, Value	(19,844)	[1]	13,284	[1]
Investment Owned, % of Total Capital (Net Asset Value)	(0.38%)	[1]	0.23%	[1]
Frontier Trading Company IX, LLC [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (Canada) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.00%	[1]
Frontier Trading Company IX, LLC [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (Europe) [Member]
Investment Owned, Value	(6,881)	[1]	25,130	[1]
Investment Owned, % of Total Capital (Net Asset Value)	(0.13%)	[1]	0.43%	[1]
Frontier Trading Company IX, LLC [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (Far East) [Member]
Investment Owned, Value			26,299	[1]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.45%	[1]
Frontier Trading Company IX, LLC [Member] | Long Futures Contracts [Member] | Total Long Futures Contracts [Member]
Investment Owned, Value	(166,670)	[1]	1,886,400	[1]
Investment Owned, % of Total Capital (Net Asset Value)	(3.20%)	[1]	32.13%	[1]
Frontier Trading Company IX, LLC [Member] | Short Futures Contracts [Member] | Various Base Metals Futures Contracts (U.S.) [Member]
Investment Owned, Value	41,937		(268,243)
Investment Owned, % of Total Capital (Net Asset Value)	0.80%		(4.57%)
Frontier Trading Company IX, LLC [Member] | Short Futures Contracts [Member] | Copper @ Comex Settling 3/1/2011, (Number Of Contracts: 3,501) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[1]
Frontier Trading Company IX, LLC [Member] | Short Futures Contracts [Member] | Various Base Metals Futures Contracts (Europe) [Member]
Investment Owned, Value	336,000		(373,617)	[1]
Investment Owned, % of Total Capital (Net Asset Value)	6.45%		(6.36%)	[1]
Frontier Trading Company IX, LLC [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%		0.00%	[1]
Frontier Trading Company IX, LLC [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (Canada) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.00%	[1]
Frontier Trading Company IX, LLC [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (Europe) [Member]
Investment Owned, Value	7,388	[1]
Investment Owned, % of Total Capital (Net Asset Value)	0.14%	[1]	0.00%	[1]
Frontier Trading Company IX, LLC [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (Far East) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.00%	[1]
Frontier Trading Company IX, LLC [Member] | Short Futures Contracts [Member] | Various Energy Futures Contracts (U.S.) [Member]
Investment Owned, Value	(8,635)	[1]
Investment Owned, % of Total Capital (Net Asset Value)	(0.17%)	[1]	0.00%	[1]
Frontier Trading Company IX, LLC [Member] | Short Futures Contracts [Member] | Crude Oil, Light Settling 12/1/2012, (Number Of Contracts: 1,505) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]
Frontier Trading Company IX, LLC [Member] | Short Futures Contracts [Member] | Crude Oil, Light Settling 12/1/2013, (Number Of Contracts: 987) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]
Frontier Trading Company IX, LLC [Member] | Short Futures Contracts [Member] | Heating Oil Settling 6/1/12 (Number Of Contracts: 373) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]
Frontier Trading Company IX, LLC [Member] | Short Futures Contracts [Member] | Crude Oil, Light Settling 12/1/2011, (Number Of Contracts: 4,955) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[1]
Frontier Trading Company IX, LLC [Member] | Short Futures Contracts [Member] | Crude Oil, Light Settling 2/1/2011, (Number Of Contracts: 7,297) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[1]
Frontier Trading Company IX, LLC [Member] | Short Futures Contracts [Member] | NYM RBOB GAS Settling 2/1/2011, (Number Of Contracts: 3,239) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[1]
Frontier Trading Company IX, LLC [Member] | Short Futures Contracts [Member] | Various Energy Futures Contracts (Europe) [Member]
Investment Owned, Value	(3,640)	[1]
Investment Owned, % of Total Capital (Net Asset Value)	(0.07%)	[1]	0.00%	[1]
Frontier Trading Company IX, LLC [Member] | Short Futures Contracts [Member] | ICE Brent Crude Oil Settling 12/1/2012, (Number Of Contracts: 1,660) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]
Frontier Trading Company IX, LLC [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (U.S.) [Member]
Investment Owned, Value			45,500	[1]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.77%	[1]
Frontier Trading Company IX, LLC [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (Canada) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.00%	[1]
Frontier Trading Company IX, LLC [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (Europe) [Member]
Investment Owned, Value	(5,711)	[1]	(50,055)	[1]
Investment Owned, % of Total Capital (Net Asset Value)	(0.11%)	[1]	(0.85%)	[1]
Frontier Trading Company IX, LLC [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (Far East) [Member]
Investment Owned, Value	(22,100)	[1]	(21,799)	[1]
Investment Owned, % of Total Capital (Net Asset Value)	(0.42%)	[1]	(0.37%)	[1]
Frontier Trading Company IX, LLC [Member] | Short Futures Contracts [Member] | Various Precious Metals Futures Contracts (U.S.) [Member]
Investment Owned, Value	65,830	[1]
Investment Owned, % of Total Capital (Net Asset Value)	1.26%	[1]	0.00%	[1]
Frontier Trading Company IX, LLC [Member] | Short Futures Contracts [Member] | Silver @ Comex Settling 12/1/2012, (Number Of Contracts: 152) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]
Frontier Trading Company IX, LLC [Member] | Short Futures Contracts [Member] | Various Soft Futures Contracts (U.S.) [Member]
Investment Owned, Value	(37,406)	[1]
Investment Owned, % of Total Capital (Net Asset Value)	(0.72%)	[1]	0.00%	[1]
Frontier Trading Company IX, LLC [Member] | Short Futures Contracts [Member] | Corn Settling 7/1/12 (Number Of Contracts: 1,123) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]
Frontier Trading Company IX, LLC [Member] | Short Futures Contracts [Member] | Corn Settling 9/1/2012, (Number Of Contracts: 288) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]
Frontier Trading Company IX, LLC [Member] | Short Futures Contracts [Member] | Coffee @ CSCE Settling 3/1/2011, (Number Of Contracts: 1,550) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[1]
Frontier Trading Company IX, LLC [Member] | Short Futures Contracts [Member] | Sugar #11 Settling 3/1/2011, (Number Of Contracts: 3,482) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[1]
Frontier Trading Company IX, LLC [Member] | Short Futures Contracts [Member] | Various Soft Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.00%	[1]
Frontier Trading Company IX, LLC [Member] | Short Futures Contracts [Member] | Various Stock Index Futures Contracts (U.S.) [Member]
Investment Owned, Value	40	[1]	(1,601)	[1]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	(0.03%)	[1]
Frontier Trading Company IX, LLC [Member] | Short Futures Contracts [Member] | Various Stock Index Futures Contracts (Europe) [Member]
Investment Owned, Value	(67,325)	[1]	14,963	[1]
Investment Owned, % of Total Capital (Net Asset Value)	(1.29%)	[1]	0.25%	[1]
Frontier Trading Company IX, LLC [Member] | Short Futures Contracts [Member] | Various Stock Index Futures Contracts (Far East) [Member]
Investment Owned, Value	1,930	[1]	(1,959)	[1]
Investment Owned, % of Total Capital (Net Asset Value)	0.04%	[1]	(0.03%)	[1]
Frontier Trading Company IX, LLC [Member] | Short Futures Contracts [Member] | Total Short Futures Contracts [Member]
Investment Owned, Value	308,308	[1]	(656,811)
Investment Owned, % of Total Capital (Net Asset Value)	5.92%	[1]	(11.19%)
Frontier Trading Company IX, LLC [Member] | Options Purchased [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.00%	[1]
Frontier Trading Company IX, LLC [Member] | Options Written [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.00%
Frontier Trading Company IX, LLC [Member] | Currency Forwards [Member]
Investment Owned, Value	303,130	[1]	$ 301,461
Investment Owned, % of Total Capital (Net Asset Value)	5.82%	[1]	5.13%
Frontier Trading Company IX, LLC [Member] | Swaps [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%		0.00%

[1]	Except as noted, no individual futures, forwards and option on futures contract position constituted greater than 5 percent of Net Asset Value. Accordingly, the number of contracts and expiration dates are not presented.